Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed by OpenWorld, Inc. (f/k/a VerifyMe, Inc.) (the “Company”) with the U.S. Securities and Exchange Commission on September 30, 2026 (the “Original 8-K”). This Amendment is being filed solely to correct certain inadvertent errors in the Introductory Note of the Original 8-K. Specifically, the Original 8-K incorrectly stated (i) that holders of equity interests in Legacy OpenWorld were issued 11,621,124 shares of common stock, when the correct amount that holders of equity interests in Legacy OpenWorld were issued was 11,686,124 shares of common stock, and (ii) that certain business partners and consultants Legacy OpenWorld was contractually obligated to issue warrants upon the Combined Company’s successful listing on Nasdaq were issued warrants exercisable for an aggregate of 100,000 shares of common stock, when the correct amount that certain business partners and consultants Legacy OpenWorld was contractually obligated to issue warrants upon the Combined Company’s successful listing on Nasdaq were issued warrants exercisable for an aggregate of 300,000 shares of common stock. No other changes are being made to the Original 8-K.
Document Period End Date	Sep. 29, 2026
Entity File Number	001-39332
Entity Registrant Name	OpenWorld, Inc.
Entity Central Index Key	0001104038
Entity Tax Identification Number	23-3023677
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	801 International Parkway
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(585)
Local Phone Number	736-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OPNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false